Options (Details) - $ / shares	9 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Share-based Payment Arrangement [Abstract]
Options outstanding, beginning	1,697,638	2,353,829
Expired	0	(28,800)
Cancelled	(142,737)	(78,881)
Forfeited	0	(156,652)
Options outstanding, ending	1,554,901	2,089,496
Options exercisable	1,554,901	1,554,504
Weighted average exercise price outstanding, beginning	$ 2.92	$ 8.35
Expired	.00	18.10
Cancelled	1.07	.38
Forfeited	.00	.35
Weighted average exercise price outstanding, ending	3.09	8.42
Weighted average exercise price exercisable	3.09	12.45
Weighted average grant date fair value, beginning	1.99	4.30
Expired	.00	11.00
Cancelled	.58	.23
Forfeited	.00	.22
Weighted average grant date fair value, ending	2.12	3.78
Weighted average grant date fair value exercisable	$ 2.12	$ 6.19